Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

The Company has two equity incentive plans: the 2000 Stock Option Plan (2000 Plan) and the 2012 Long-Term Incentive Plan (2012 Plan). Upon the adoption of the 2012 Plan on February 21, 2012, all shares that were reserved under the 2000 Plan but not issued were assumed by the 2012 Plan. No additional shares will be issued under the 2000 Plan. Under the 2012 Plan, the Company has the ability to grant stock options, stock appreciation rights (SARs), restricted stock, stock units, other stock-based awards and cash incentive awards. Awards under the 2012 Plan will have a maximum term of ten years from the date of grant. The compensation committee may provide that the vesting or payment of any award will be subject to the attainment of specified performance measures in addition to the satisfaction of any continued service requirements, and the compensation committee will determine whether such measures have been achieved. The per share exercise price of stock options and SARs granted under the 2012 Plan generally may not be less than the fair market value of a share of our common stock on the date of the grant.

The Company’s 2012 Employee Stock Purchase Plan (ESPP) became effective on February 23, 2012. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15 percent of their eligible compensation, subject to plan limitations. The ESPP generally provides for six-month offering periods, and at the end of each offering period, employees are able to purchase shares at 85 percent of the lower of the fair market value of the Company’s common stock on the first trading day of the offering period or on the last trading day of the offering period. Due to the timing of the IPO, the initial offering period under the ESPP will run approximately eight-and-a-half months from the offering date of February 23, 2012 to November 15, 2012.

The Company determines its stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation (ASC 718), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and non-employee directors based on fair value.

Determining the appropriate fair value model and calculating the fair value of stock option grants requires the input of highly subjective assumptions. The Company uses the Black-Scholes option pricing model to value its stock option awards. Stock-based compensation expense is calculated using our best estimates, which involve inherent uncertainties and the application of management’s judgment. Significant estimates include its expected term, fair value of Company common stock, stock price volatility and forfeiture rates.

The expected term represents the weighted average period that the Company’s stock options are expected to be outstanding. The expected term is based on the observed and expected time to post-vesting exercise of options by employees and non-employee directors and considers the impact of post-vesting award forfeitures. Prior to its IPO the Company estimated the fair value of its common stock using the assistance of an independent third-party valuation specialist using the income and market approach. As the Company operated as a private company with a limited market for its stock from the Company’s inception to the completion of its IPO on February 29, 2012, the Company based its assumptions on the volatility of stock price using outside valuation services and an estimate of the volatility of its common stock based on volatility of a peer group of comparable publicly traded companies for which historical information is available. The Company bases the risk-free interest rate that it uses in the Black-Scholes option pricing model on U.S. Treasury instruments with maturities similar to the expected term of the award being valued. The Company has never paid and does not anticipate paying, any cash dividends in the foreseeable future and, therefore, the Company uses an expected dividend yield of zero in the option pricing model. In order to properly attribute compensation expense, the Company is required to estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting forfeitures and record stock-based compensation expense for those awards that are expected to vest. If the Company’s actual forfeiture rate is materially different from its estimate, stock-based compensation expense could be significantly different from what has been recorded. The Company allocates stock-based compensation expense on a straight-line basis over the requisite service period.

Total share-based compensation expense was $0.2 million, $0.3 million and $1.1 million for the years ended December 31, 2009, 2010 and 2011, respectively, and $0.7 million and $2.4 million for the nine months ended September 30, 2011 and 2012, respectively.

The following table provides the assumptions used in the Black-Scholes option pricing model for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2012:

	Year Ended December 31,			Nine Months Ended September 30,
	2009	2010	2011	2011	2012
				(unaudited)
Risk-free interest rate	3.05 –3.44%	3.35%	3.68%	3.68%	0.95 – 1.16%
Expected life (years)	5.0 – 10.0	10.0	5.0	5.0	5.5 – 6.5
Expected volatility	39.00 – 48.22%	38.05%	47.32%	47.32%	53.00 – 53.14%
Expected dividend yield	0%	0%	0%	0%	0%
Weighted average grant date fair value	$3.16	$4.27	$8.99	$8.99	$14.44

The following table summarizes stock option activity and the weighted average exercise price for the years ended December 31, 2009, 2010 and 2011 and the nine months ended September 30, 2012:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at January 1, 2009	1,965,866	$1.50
Granted	231,000	5.56
Exercised	(70,000)	0.50
Cancelled	(46,200)	7.43

Options outstanding at December 31, 2009	2,080,666	1.83
Granted	658,000	7.86
Exercised	(615,328)	0.09
Cancelled	(84,000)	4.02

Options outstanding at December 31, 2010	2,039,338	5.25
Granted	224,000	20.07
Exercised	(164,038)	0.29
Cancelled	—	—

Options outstanding at December 31, 2011	2,099,300	6.18
Granted	239,800	28.03
Exercised	(336,459)	1.60
Cancelled	(500)	30.58

Options outstanding at September 30, 2012 (unaudited)	2,002,141	9.56

Exercisable at September 30, 2012 (unaudited)	1,014,774	$4.81

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $0.4 million, $3.4 million and $2.5 million, respectively. The aggregate intrinsic value represents the cumulative difference between the fair market value of the underlying common stock and the option exercise prices.

The outstanding options generally have a term of 10 years. For employees, options granted become exercisable ratably over the vesting period, which is generally a 5-year period, beginning on the first anniversary of the grant date, subject to the employee’s continuing service to the Company. For directors, options generally become exercisable in full on the first anniversary of the grant date.

The following table summarizes information about stock options outstanding at December 31, 2011:

	Options Outstanding, Vested and Expected to Vest			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price ($)	Number Exercisable	Weighted Average Exercise Price ($)
$0.07 to $0.71	396,200	2.10	$0.55	396,200	$0.55
$1.79 to $3.37	343,000	4.51	2.49	336,000	2.47
$3.67 to $4.27	170,100	5.34	3.75	135,100	3.76
$4.54 to $5.00	147,000	6.29	4.76	88,200	4.76
$5.56	161,000	7.35	5.56	64,400	5.56
$7.86	658,000	8.98	7.86	131,600	7.86
$20.07	224,000	9.48	20.07	—	—

The fair value of share-based payment transactions is recognized in the statements of comprehensive income. As of September 30, 2012, there was $5.8 million of total unrecognized compensation cost related to unvested stock options, which is expected to be recognized over a weighted average period of 3.0 years. The total fair value of options vested was $0.5 million, $1.2 million and $5.6 million for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table presents the assumptions used to estimate the fair value of the ESPP during the nine months ended September 30, 2012:

Nine months ended September 30, 2012
(unaudited)
Risk-free interest rate	0.16%
Expected life (months)	8.5
Expected volatility	53.00%
Expected dividend yield	0%